BRIDGES INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2020
(unaudited)

Title of Security	Shares	Cost	Value
COMMON STOCKS - 93.05%
Administrative and Support Services - 6.99%
Alcon, Inc. (a)	30,000	$1,710,029	$1,708,500
Booking Holdings, Inc. (a)	2,000	1,459,049	3,421,360
PayPal Holdings, Inc. (a)	35,000	871,561	6,896,050
ServiceMaster Global Holdings, Inc. (a)	30,000	905,892	1,196,400
TransUnion	25,000	2,013,923	2,103,250
		$6,960,454	$15,325,560
Amusement, Gambling, and Recreation Industries - 1.70%
The Walt Disney Co.	30,000	$1,588,580	$3,722,400
Beverage and Tobacco Product Manufacturing - 0.82%
PepsiCo, Inc.	13,000	$632,331	$1,801,800
Broadcasting (except Internet) - 0.84%
Comcast Corp. - Class A	40,000	$947,928	$1,850,400
Building Material and Garden Equipment and Supplies Dealers - 2.56%
Home Depot, Inc.	13,000	$1,941,152	$3,610,230
Lowe's Companies, Inc.	12,000	966,066	1,990,320
		$2,907,218	$5,600,550
Chemical Manufacturing - 1.84%
Amgen, Inc.	10,000	$1,609,946	$2,541,600
Johnson & Johnson	10,000	866,300	1,488,800
		$2,476,246	$4,030,400
Computer and Electronic Product Manufacturing - 21.14%
Alphabet, Inc. - Class A (a)	4,000	$847,060	$5,862,400
Alphabet, Inc. - Class C (a)	4,010	844,083	5,893,096
Apple, Inc.	180,000	756,933	20,845,800
Ecolab, Inc.	15,000	1,436,988	2,997,600
NVIDIA Corp.	10,000	2,316,829	5,412,200
Palo Alto Networks, Inc. (a)	11,000	2,379,071	2,692,250
Thermo Fisher Scientific, Inc.	6,000	879,267	2,649,120
		$9,460,231	$46,352,466
Credit Intermediation and Related Activities - 3.33%
JPMorgan Chase & Co.	30,000	$1,721,192	$2,888,100
SVB Financial Group (a)	12,000	2,426,971	2,887,440
Wells Fargo & Co.	65,000	1,722,623	1,528,150
		$5,870,786	$7,303,690
Data Processing, Hosting and Related Services - 0.94%
Fiserv, Inc. (a)	20,000	$971,166	$2,061,000
Electrical Equipment, Appliance, and Component Manufacturing - 0.93%
Eaton Corp. Plc	20,000	$834,912	$2,040,600
Food Services and Drinking Places - 1.42%
Casey's General Stores, Inc.	3,000	$439,892	$532,950
Starbucks Corp.	30,000	561,000	2,577,600
		$1,000,892	$3,110,550
Insurance Carriers and Related Activities - 4.66%
Berkshire Hathaway, Inc. - Class B (a)	20,000	$678,649	$4,258,800
The Progressive Corp.	20,000	1,409,657	1,893,400
UnitedHealth Group, Inc.	13,000	3,145,097	4,053,010
		$5,233,403	$10,205,210
Machinery Manufacturing - 1.44%
Roper Technologies, Inc.	8,000	$335,931	$3,160,880
Merchant Wholesalers, Durable Goods - 1.19%
IAA, Inc. (a)	50,000	$1,900,153	$2,603,500
Miscellaneous Manufacturing - 0.44%
Edwards Lifesciences Corp. (a)	12,000	$714,536	$957,840
Nonstore Retailers - 7.18%
Amazon.com, Inc. (a)	5,000	$1,231,664	$15,743,650
Other Information Services - 2.63%
Facebook, Inc. - Class A (a)	22,000	$2,108,799	$5,761,800
Petroleum and Coal Products Manufacturing - 0.49%
Chevron Corp.	15,000	$1,086,832	$1,080,000
Professional, Scientific, and Technical Services - 11.82%
MasterCard, Inc. - Class A	53,000	$890,386	$17,923,010
Visa, Inc. - Class A	40,000	1,087,480	7,998,800
		$1,977,866	$25,921,810
Publishing Industries (except Internet) - 10.76%
Adobe, Inc. (a)	12,000	$3,463,758	$5,885,160
Autodesk, Inc. (a)	13,000	1,985,801	3,003,130
Microsoft Corp.	52,000	6,470,467	10,937,160
salesforce.com, Inc. (a)	15,000	2,246,082	3,769,800
		$14,166,108	$23,595,250
Rail Transportation - 2.51%
Union Pacific Corp.	28,000	$806,918	$5,512,360
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 5.44%
BlackRock, Inc.	10,000	$2,494,205	$5,635,500
Intercontinental Exchange, Inc.	16,000	1,399,966	1,600,800
S&P Global, Inc.	13,000	2,334,390	4,687,800
		$6,228,561	$11,924,100
Truck Transportation - 1.98%
Old Dominion Freight Line, Inc.	24,000	$2,220,361	$4,342,080
TOTAL COMMON STOCKS		$71,661,876	$204,007,896

SHORT-TERM INVESTMENT - 7.10%
Mutual Funds - 7.10%
First American Treasury Obligations Fund - Class X, 0.056% (b)	15,569,755	$15,569,755	$15,569,755
TOTAL SHORT-TERM INVESTMENT		$15,569,755	$15,569,755

TOTAL INVESTMENTS - 100.15%		$87,231,631	$219,577,651
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.15)%			(321,524)
TOTAL NET ASSETS - 100.00%			$219,256,127

Percentages are stated as a percent of net assets.

(a)	Non-income producing.
(b)	The rate shown is the annualized seven day yield as of September 30 ,2020.

The accompanying notes are an integral part of the Schedule of Investments.

Notes to Schedule of Investments

Financial Accounting Standards Board ("FASB") accounting standards codification "Fair Value Measurements and Disclosures" Topic 820 ("ASC 820"), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  ASC 820 requires additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 - Unadjusted quoted prices in active markets for identical investments.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices of similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The valuation techniques used by the Fund to measure fair value for the three months ended September 30, 2020 maximized the use of observable inputs and minimized the use of unobservable inputs.  During the three months ended September 30, 2020, no securities held by the Fund were deemed as Level 3.

The following is a summary of the inputs used as of September 30, 2020, in valuing the Fund's investments carried at fair value:

Description	Level 1	Level 2	Level 3	Total

Investments
Common Stocks	$204,007,896	$-	$-	$204,007,896
Short-Term Investments	15,569,755	-	-	15,569,755
Total Investments in Securities	$219,577,651	$-	$-	$219,577,651

Refer to the Schedule of Investments for further information on the classification of investments.